Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Plan’s assets at fair value. Classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement (amounts may not be additive due to rounding). Prior year amounts were reclassified to confirm to current year presentation.

	December 31,
(In thousands)	2025	2024
Investments in the fair value hierarchy:
Mutual funds (a)	$153,796	$136,829
Ryder System, Inc. common stock fund (b)	159,545	142,601
	313,341	279,430
Investments measured at net asset value: (c)
Common collective trusts	2,149,476	1,849,963
Total investments at fair value	$2,462,818	$2,129,393
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(a)Classified within Level 1 of the fair value hierarchy.
(b)Classified within Level 2 of the fair value hierarchy.
(c)Certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of the net assets available for benefits.
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments. The redemption notice period is applicable only to the Plan.

	December 31, 2025
(In thousands)	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Common collective trusts	$2,149,476	N/A	Daily	N/A

	December 31, 2024
(In thousands)	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Common collective trusts	$1,849,963	N/A	Daily	N/A